11. Income Taxes (Details 2) - EUR (€)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Operating loss carry-forward	€ 5,600,000	€ 4,800,000
Deferred tax asset before Valuation allowance	5,600,000	4,800,000
Valuation allowance	(5,600,000)	(4,800,000)
Net deferred tax asset	€ 0	€ 0